UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21836

Index Funds

(Exact name of registrant as specified in charter)

1155 Kelly Johnson Blvd., Suite 111, Colorado Springs, CO 80920

(Address of principal executive offices)             (Zip code)

The Willis Group, 1155 Kelly Johnson Blvd., Suite 111, Colorado Springs, CO 80920

(Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013 – June 30, 2014

Item 1. Proxy Voting Record

No votes for Total Investment System for the period July 1, 2013 – June 30, 2014.

Giant 5 Total Index System
Proxy Voting Statement
Reporting Period: 07/01/2013 - 06/30/2014

Issuer of Portfolio Security	Portfolio / Fund	Ticker (s)	CUSIP	Shareholder Meeting Date	Summary of Matters Voted On	Proponent	Vote	For or Against Management
IPATH JJ-UBS Precious Metals	IPATH JJ-UBS Precious Metals	JJP	06739H248	1/31/2014	Proposals 1. Proposed amendment to the indenture that is more fully described in the consent statement.	Management	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A
WisdomTree Commodity Country Equity Fund	WisdomTree Commodity Country Equity Fund	CCXE	97717W752	3/11/2014	Proposals 1.A vote for election of the following nominees: 01-David G. Chrencik, 02 - Joel H. Goldberg, 03 - M.A. Raso Kirstein	Management	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Index Funds

By (Signature and Title)	/s/ Michael Willis
Michael Willis, President

Date	August 20, 2014